Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Investments
November 30, 2022 (Unaudited)
Shares	Security Description		Value
	COMMON STOCKS - 98.3%
	Communication Services - 7.3%
559	Activision Blizzard, Inc.		$41,338
4,884	Alphabet, Inc. - Class A (a)		493,234
4,369	Alphabet, Inc. - Class C (a)		443,235
5,535	AT&T, Inc.		106,715
91	Charter Communications, Inc. - Class A (a)		35,607
3,402	Comcast Corporation - Class A		124,649
202	DISH Network Corporation - Class A (a)		3,242
214	Electronic Arts, Inc.		27,987
238	Fox Corporation - Class A		7,723
108	Fox Corporation - Class B		3,296
310	Interpublic Group of Companies, Inc.		10,652
115	Live Nation Entertainment, Inc. (a)		8,367
805	Lumen Technologies, Inc. (a)		4,403
235	Match Group, Inc. (a)		11,882
1,952	Meta Platforms, Inc. - Class A (a)		230,531
326	Netflix, Inc. (a)		99,603
305	News Corporation - Class A		5,841
95	News Corporation - Class B		1,848
160	Omnicom Group, Inc.		12,762
391	Paramount Global - Class B		7,851
119	Take-Two Interactive Software, Inc. (a)		12,577
483	T-Mobile US, Inc. (a)		73,155
3,232	Verizon Communications, Inc.		125,984
1,465	Walt Disney Company (a)		143,380
1,677	Warner Bros. Discovery, Inc. (a)		19,118
			2,054,980
	Consumer Discretionary - 10.2%
53	Advance Auto Parts, Inc.		8,002
7,202	Amazon.com, Inc. (a)		695,281
209	Aptiv plc (a)		22,294
17	AutoZone, Inc. (a)		43,843
184	Bath & Body Works, Inc.		7,820
159	Best Buy Company, Inc.		13,563
32	Booking Holdings, Inc. (a)		66,542
188	BorgWarner, Inc.		7,992
172	Caesars Entertainment, Inc. (a)		8,739
131	CarMax, Inc. (a)		9,086
716	Carnival Corporation (a)		7,110
24	Chipotle Mexican Grill, Inc. (a)		39,047
248	D.R. Horton, Inc.		21,327
98	Darden Restaurants, Inc.		14,405
180	Dollar General Corporation		46,022
163	Dollar Tree, Inc. (a)		24,497
30	Domino’s Pizza, Inc.		11,662
447	eBay, Inc.		20,312
101	Etsy, Inc. (a)		13,341
123	Expedia Group, Inc. (a)		13,141
3,224	Ford Motor Company		44,814
127	Garmin, Ltd.		11,810
1,140	General Motors Company		46,238
116	Genuine Parts Company		21,266
105	Hasbro, Inc.		6,596
217	Hilton Worldwide Holdings, Inc.		30,949
863	Home Depot, Inc.		279,604
250	Las Vegas Sands Corporation (a)		11,710
206	Lennar Corporation - Class A		18,093
221	LKQ Corporation		12,007
528	Lowe’s Companies, Inc.		112,226
221	Marriott International, Inc. - Class A		36,542
581	McDonald’s Corporation		158,492
261	MGM Resorts International		9,620
47	Mohawk Industries, Inc. (a)		4,763
312	Newell Brands, Inc.		4,047
1,019	NIKE, Inc. - Class B		111,774
306	Norwegian Cruise Line Holdings, Ltd. (a)		5,031
3	NVR, Inc. (a)		13,917
52	O’Reilly Automotive, Inc. (a)		44,956
33	Pool Corporation		10,871
185	PulteGroup, Inc.		8,284
34	Ralph Lauren Corporation		3,846
279	Ross Stores, Inc.		32,830
154	Royal Caribbean Cruises, Ltd. (a)		9,229
870	Starbucks Corporation		88,914
208	Tapestry, Inc.		7,856
373	Target Corporation		62,318
1,971	Tesla, Inc. (a)		383,754
933	TJX Companies, Inc.		74,687
91	Tractor Supply Company		20,594
45	Ulta Beauty, Inc. (a)		20,918
272	V.F. Corporation		8,927
47	Whirlpool Corporation		6,887
79	Wynn Resorts, Ltd. (a)		6,609
223	Yum! Brands, Inc.		28,691
			2,853,696
	Consumer Staples - 6.8%
1,496	Altria Group, Inc.		69,684
463	Archer-Daniels-Midland Company		45,143
147	Brown-Forman Corporation - Class B		10,734
157	Campbell Soup Company		8,426
199	Church & Dwight Company, Inc.		16,292
100	Clorox Company		14,865
3,143	Coca-Cola Company		199,926
666	Colgate-Palmolive Company		51,602
377	Conagra Brands, Inc.		14,318
131	Constellation Brands, Inc. - Class A		33,713
361	Costco Wholesale Corporation		194,668
186	Estee Lauder Companies, Inc. - Class A		43,857
467	General Mills, Inc.		39,835
118	Hershey Company		27,750
231	Hormel Foods Corporation		10,857
83	J.M. Smucker Company		12,783
202	Kellogg Company		14,736
682	Keurig Dr Pepper, Inc.		26,373
269	Kimberly-Clark Corporation		36,484
644	Kraft Heinz Company		25,341
520	Kroger Company		25,579
117	Lamb Weston Holdings, Inc.		10,167
195	McCormick & Company, Inc.		16,610
152	Molson Coors Beverage Company - Class B		8,377
1,073	Mondelez International, Inc. - Class A		72,546
312	Monster Beverage Corporation (a)		32,092
1,106	PepsiCo, Inc.		205,174
1,200	Philip Morris International, Inc.		119,604
1,834	Procter & Gamble Company		273,560
419	Sysco Corporation		36,248
232	Tyson Foods, Inc. - Class A		15,377
583	Walgreens Boots Alliance, Inc.		24,195
1,118	Walmart, Inc.		170,406
			1,907,322
	Energy - 4.9%
235	APA Corporation		11,010
782	Baker Hughes Company		22,694
1,384	Chevron Corporation		253,701
944	ConocoPhillips		116,593
624	Coterra Energy, Inc.		17,416
523	Devon Energy Corporation		35,836
139	Diamondback Energy, Inc.		20,575
442	EOG Resources, Inc.		62,733
309	EQT Corporation		13,105
3,282	Exxon Mobil Corporation		365,418
702	Halliburton Company		26,599
209	Hess Corporation		30,077
1,551	Kinder Morgan, Inc.		29,655
513	Marathon Oil Corporation		15,713
398	Marathon Petroleum Corporation		48,480
578	Occidental Petroleum Corporation		40,165
354	ONEOK, Inc.		23,690
397	Phillips 66		43,051
183	Pioneer Natural Resources Company		43,186
1,087	Schlumberger, Ltd.		56,034
188	Targa Resources Corporation		13,985
332	Valero Energy Corporation		44,362
951	Williams Companies, Inc.		33,000
			1,367,078
	Financials - 11.4%
466	Aflac, Inc.		33,519
207	Allstate Corporation		27,717
468	American Express Company		73,752
598	American International Group, Inc.		37,740
88	Ameriprise Financial, Inc.		29,212
173	Aon plc - Class A		53,332
307	Arch Capital Group, Ltd. (a)		18,392
171	Arthur J. Gallagher & Company		34,048
46	Assurant, Inc.		5,898
5,503	Bank of America Corporation		208,288
570	Bank of New York Mellon Corporation		26,163
1,436	Berkshire Hathaway, Inc. - Class B (a)		457,510
130	BlackRock, Inc.		93,080
194	Brown & Brown, Inc.		11,560
313	Capital One Financial Corporation		32,314
85	Cboe Global Markets, Inc.		10,781
1,199	Charles Schwab Corporation		98,965
334	Chubb, Ltd.		73,344
127	Cincinnati Financial Corporation		14,092
1,560	Citigroup, Inc.		75,520
393	Citizens Financial Group, Inc.		16,655
293	CME Group, Inc.		51,715
109	Comerica, Inc.		7,820
214	Discover Financial Services		23,189
31	Everest Re Group, Ltd.		10,476
30	FactSet Research Systems, Inc.		13,839
535	Fifth Third Bancorp		19,453
155	First Republic Bank/CA		19,780
240	Franklin Resources, Inc.		6,434
71	Globe Life, Inc.		8,517
274	Goldman Sachs Group, Inc.		105,804
256	Hartford Financial Services Group, Inc.		19,551
1,147	Huntington Bancshares, Inc.		17,756
460	Intercontinental Exchange, Inc.		49,823
381	Invesco, Ltd.		7,281
2,301	JPMorgan Chase & Company		317,951
754	KeyCorporation		14,183
124	Lincoln National Corporation		4,829
163	Loews Corporation		9,478
141	M&T Bank Corporation		23,973
29	MarketAxess Holdings, Inc.		7,770
413	Marsh & McLennan Companies, Inc.		71,524
535	MetLife, Inc.		41,035
130	Moody’s Corporation		38,775
1,050	Morgan Stanley		97,724
68	MSCI, Inc.		34,532
273	Nasdaq, Inc.		18,690
173	Northern Trust Corporation		16,108
316	PNC Financial Services Group, Inc.		53,170
182	Principal Financial Group, Inc.		16,322
468	Progressive Corporation		61,846
306	Prudential Financial, Inc.		33,057
154	Raymond James Financial, Inc.		18,003
733	Regions Financial Corporation		17,013
282	S&P Global, Inc.		99,489
52	Signature Bank		7,254
294	State Street Corporation		23,423
52	SVB Financial Group (a)		12,053
379	Synchrony Financial		14,243
194	T Rowe Price Group, Inc.		24,233
187	Travelers Companies, Inc.		35,494
1,024	Truist Financial Corporation		47,933
1,072	U.S. Bancorp		48,658
161	W.R. Berkley Corporation		12,281
3,022	Wells Fargo & Company		144,904
89	Willis Towers Watson plc		21,908
119	Zions Bancorporation		6,167
			3,187,343
	Health Care - 14.7%
1,390	Abbott Laboratories		149,535
1,332	AbbVie, Inc.		214,692
39	ABIOMED, Inc. (a)		14,734
241	Agilent Technologies, Inc.		37,350
58	Align Technology, Inc. (a)		11,406
128	AmerisourceBergen Corporation		21,848
443	Amgen, Inc.		126,875
390	Baxter International, Inc.		22,047
228	Becton Dickinson and Company		56,850
114	Biogen, Inc. (a)		34,789
20	Bio-Rad Laboratories, Inc. - Class A (a)		8,294
136	Bio-Techne Corporation		11,559
1,136	Boston Scientific Corporation (a)		51,427
1,599	Bristol-Myers Squibb Company		128,368
225	Cardinal Health, Inc.		18,038
144	Catalent, Inc. (a)		7,219
482	Centene Corporation (a)		41,958
44	Charles River Laboratories International, Inc. (a)		10,057
237	Cigna Corporation		77,947
42	Cooper Companies, Inc.		13,287
1,019	CVS Health Corporation		103,816
523	Danaher Corporation		142,993
44	DaVita, Inc. (a)		3,244
172	DENTSPLY SIRONA, Inc.		5,205
311	DexCom, Inc. (a)		36,163
492	Edwards Lifesciences Corporation (a)		38,007
190	Elevance Health, Inc.		101,255
620	Eli Lilly & Company		230,070
962	Gilead Sciences, Inc.		84,492
174	HCA Healthcare, Inc.		41,798
108	Henry Schein, Inc. (a)		8,739
200	Hologic, Inc. (a)		15,232
97	Humana, Inc.		53,340
70	IDEXX Laboratories, Inc. (a)		29,811
129	Illumina, Inc. (a)		28,132
153	Incyte Corporation (a)		12,190
287	Intuitive Surgical, Inc. (a)		77,602
156	IQVIA Holdings, Inc. (a)		34,011
2,017	Johnson & Johnson		359,026
77	Laboratory Corporation of America Holdings		18,534
121	McKesson Corporation		46,183
1,000	Medtronic plc		79,039
1,954	Merck & Company, Inc.		215,174
21	Mettler-Toledo International, Inc. (a)		30,861
269	Moderna, Inc. (a)		47,320
50	Molina Healthcare, Inc. (a)		16,839
203	Organon & Company		5,282
104	PerkinElmer, Inc.		14,532
4,420	Pfizer, Inc.		221,575
96	Quest Diagnostics, Inc.		14,576
83	Regeneron Pharmaceuticals, Inc. (a)		62,391
120	ResMed, Inc.		27,624
81	STERIS plc		15,045
260	Stryker Corporation		60,811
39	Teleflex, Inc.		9,131
317	Thermo Fisher Scientific, Inc.		177,590
731	UnitedHealth Group, Inc.		400,413
52	Universal Health Services, Inc. - Class B		6,804
199	Vertex Pharmaceuticals, Inc. (a)		62,964
971	Viatris, Inc.		10,710
53	Waters Corporation (a)		18,370
67	West Pharmaceutical Services, Inc.		15,722
159	Zimmer Biomet Holdings, Inc.		19,096
364	Zoetis, Inc.		56,107
			4,116,099
	Industrials - 8.5%
440	3M Company		55,427
111	A.O. Smith Corporation		6,742
103	Alaska Air Group, Inc. (a)		4,886
76	Allegion plc		8,637
512	American Airlines Group, Inc. (a)		7,388
186	AMETEK, Inc.		26,490
472	Boeing Company (a)		84,431
105	C.H. Robinson Worldwide, Inc.		10,523
710	Carrier Global Corporation		31,467
417	Caterpillar, Inc.		98,583
73	Cintas Corporation		33,710
352	Copart, Inc. (a)		23,429
340	CoStar Group, Inc. (a)		27,554
1,825	CSX Corporation		59,659
112	Cummins, Inc.		28,130
226	Deere & Company		99,666
497	Delta Air Lines, Inc. (a)		17,579
119	Dover Corporation		16,892
321	Eaton Corporation plc		52,467
489	Emerson Electric Company		46,832
104	Equifax, Inc.		20,526
139	Expeditors International of Washington, Inc.		16,132
477	Fastenal Company		24,570
235	FedEx Corporation		42,822
288	Fortive Corporation		19,454
105	Fortune Brands Home & Security, Inc.		6,861
58	Generac Holdings, Inc. (a)		6,120
176	General Dynamics Corporation		44,421
946	General Electric Company		81,328
554	Honeywell International, Inc.		121,630
309	Howmet Aerospace, Inc.		11,640
31	Huntington Ingalls Industries, Inc.		7,191
61	IDEX Corporation		14,487
232	Illinois Tool Works, Inc.		52,773
331	Ingersoll Rand, Inc.		17,864
104	Jacobs Solutions, Inc.		13,160
68	JB Hunt Transport Services, Inc.		12,505
572	Johnson Controls International plc		38,004
153	L3Harris Technologies, Inc.		34,743
107	Leidos Holdings, Inc.		11,698
185	Lockheed Martin Corporation		89,760
183	Masco Corporation		9,293
47	Nordson Corporation		11,115
193	Norfolk Southern Corporation		49,505
115	Northrop Grumman Corporation		61,328
75	Old Dominion Freight Line, Inc.		22,696
351	Otis Worldwide Corporation		27,410
275	PACCAR, Inc.		29,125
105	Parker-Hannifin Corporation		31,389
136	Pentair plc		6,225
119	Quanta Services, Inc.		17,836
1,162	Raytheon Technologies Corporation		114,713
164	Republic Services, Inc.		22,844
87	Robert Half International, Inc.		6,854
94	Rockwell Automation, Inc.		24,837
182	Rollins, Inc.		7,360
45	Snap-on, Inc.		10,827
494	Southwest Airlines Company (a)		19,716
119	Stanley Black & Decker, Inc.		9,725
169	Textron, Inc.		12,063
190	Trane Technologies plc		33,900
44	TransDigm Group, Inc.		27,654
532	Union Pacific Corporation		115,672
264	United Airlines Holdings, Inc. (a)		11,661
629	United Parcel Service, Inc. - Class B		119,340
59	United Rentals, Inc. (a)		20,829
129	Verisk Analytics, Inc.		23,699
39	W.W. Grainger, Inc.		23,519
299	Waste Management, Inc.		50,148
148	Westinghouse Air Brake Technologies Corporation		14,961
147	Xylem, Inc.		16,515
			2,380,940
	Information Technology - 26.2% (b)
517	Accenture plc - Class A		155,581
469	Adobe, Inc. (a)		161,772
1,357	Advanced Micro Devices, Inc. (a)		105,344
130	Akamai Technologies, Inc. (a)		12,332
475	Amphenol Corporation - Class A		38,204
412	Analog Devices, Inc.		70,827
73	ANSYS, Inc. (a)		18,564
11,954	Apple, Inc.		1,769,551
711	Applied Materials, Inc.		77,926
205	Arista Networks, Inc. (a)		28,557
182	Autodesk, Inc. (a)		36,755
336	Automatic Data Processing, Inc.		88,751
320	Broadcom, Inc.		176,329
97	Broadridge Financial Solutions, Inc.		14,464
224	Cadence Design Systems, Inc. (a)		38,537
107	CDW Corporation		20,184
129	Ceridian HCM Holding, Inc. (a)		8,829
3,356	Cisco Systems, Inc.		166,861
416	Cognizant Technology Solutions Corporation - Class A		25,879
607	Corning, Inc.		20,717
175	DXC Technology Company (a)		5,192
106	Enphase Energy, Inc. (a)		33,983
50	EPAM Systems, Inc. (a)		18,429
51	F5, Inc. (a)		7,885
504	Fidelity National Information Services, Inc.		36,580
508	Fiserv, Inc. (a)		53,015
63	FleetCor Technologies, Inc. (a)		12,361
520	Fortinet, Inc. (a)		27,643
62	Gartner, Inc. (a)		21,723
508	Gen Digital, Inc.		11,664
216	Global Payments, Inc.		22,416
1,030	Hewlett Packard Enterprise Company		17,283
709	HP, Inc.		21,298
3,334	Intel Corporation		100,253
706	International Business Machines Corporation		105,123
229	Intuit, Inc.		93,338
59	Jack Henry & Associates, Inc.		11,172
260	Juniper Networks, Inc.		8,642
148	Keysight Technologies, Inc. (a)		26,772
116	KLA Corporation		45,605
114	Lam Research Corporation		53,851
694	Mastercard, Inc. - Class A		247,342
430	Microchip Technology, Inc.		34,052
901	Micron Technology, Inc.		51,943
6,088	Microsoft Corporation		1,553,292
37	Monolithic Power Systems, Inc.		14,133
136	Motorola Solutions, Inc.		37,019
180	NetApp, Inc.		12,170
2,064	NVIDIA Corporation		349,290
209	NXP Semiconductors NV		36,751
344	ON Semiconductor Corporation (a)		25,869
1,278	Oracle Corporation		106,112
261	Paychex, Inc.		32,372
41	Paycom Software, Inc. (a)		13,903
915	PayPal Holdings, Inc. (a)		71,745
86	PTC, Inc. (a)		10,940
85	Qorvo, Inc. (a)		8,436
894	QUALCOMM, Inc.		113,082
88	Roper Technologies, Inc.		38,622
797	Salesforce, Inc. (a)		127,719
160	Seagate Technology Holdings plc		8,475
166	ServiceNow, Inc. (a)		69,106
126	Skyworks Solutions, Inc.		12,048
45	SolarEdge Technologies, Inc. (a)		13,449
129	Synopsys, Inc. (a)		43,801
259	TE Connectivity, Ltd.		32,665
38	Teledyne Technologies, Inc. (a)		15,964
130	Teradyne, Inc.		12,149
724	Texas Instruments, Inc.		130,652
202	Trimble, Inc. (a)		12,070
35	Tyler Technologies, Inc. (a)		11,996
78	VeriSign, Inc. (a)		15,585
1,314	Visa, Inc. - Class A		285,138
277	Western Digital Corporation (a)		10,180
43	Zebra Technologies Corporation - Class A (a)		11,622
			7,339,884
	Materials - 2.7%
178	Air Products and Chemicals, Inc.		55,208
94	Albemarle Corporation		26,131
1,215	Amcor plc		15,006
71	Avery Dennison Corporation		13,726
253	Ball Corporation		14,189
85	Celanese Corporation		9,121
163	CF Industries Holdings, Inc.		17,635
562	Corteva, Inc.		37,744
594	Dow, Inc.		30,276
415	DuPont de Nemours, Inc.		29,262
111	Eastman Chemical Company		9,615
208	Ecolab, Inc.		31,165
104	FMC Corporation		13,587
1,164	Freeport-McMoRan, Inc.		46,327
220	International Flavors & Fragrances, Inc.		23,280
329	International Paper Company		12,212
390	Linde plc		131,226
211	LyondellBasell Industries NV - Class A		17,937
52	Martin Marietta Materials, Inc.		19,057
281	Mosaic Company		14,415
595	Newmont Corporation		28,245
244	Nucor Corporation		36,588
85	Packaging Corporation of America		11,551
200	PPG Industries, Inc.		27,044
128	Sealed Air Corporation		6,813
200	Sherwin-Williams Company		49,836
111	Vulcan Materials Company		20,350
232	Westrock Company		8,797
			756,343
	Real Estate - 2.7%
122	Alexandria Real Estate Equities, Inc.		18,984
385	American Tower Corporation		85,181
116	AvalonBay Communities, Inc.		20,288
115	Boston Properties, Inc.		8,289
86	Camden Property Trust		10,348
261	CBRE Group, Inc. - Class A (a)		20,776
359	Crown Castle, Inc.		50,773
244	Digital Realty Trust, Inc.		27,440
76	Equinix, Inc.		52,489
278	Equity Residential		18,031
54	Essex Property Trust, Inc.		11,901
116	Extra Space Storage, Inc.		18,640
58	Federal Realty Investment Trust		6,444
436	Healthpeak Properties, Inc.		11,449
553	Host Hotels & Resorts, Inc.		10,474
476	Invitation Homes, Inc.		15,532
217	Iron Mountain, Inc.		11,790
505	Kimco Realty Corporation		11,575
94	Mid-America Apartment Communities, Inc.		15,499
801	Prologis, Inc.		94,350
133	Public Storage		39,629
495	Realty Income Corporation		31,220
127	Regency Centers Corporation		8,437
89	SBA Communications Corporation		26,638
262	Simon Property Group, Inc.		31,293
252	UDR, Inc.		10,450
314	Ventas, Inc.		14,610
748	VICI Properties, Inc.		25,582
130	Vornado Realty Trust		3,288
378	Welltower, Inc.		26,849
631	Weyerhaeuser Company		20,640
			758,889
	Utilities - 2.9%
546	AES Corporation		15,790
202	Alliant Energy Corporation		11,373
209	Ameren Corporation		18,668
412	American Electric Power Company, Inc.		39,882
147	American Water Works Company, Inc.		22,309
113	Atmos Energy Corporation		13,583
496	CenterPoint Energy, Inc.		15,431
235	CMS Energy Corporation		14,351
285	Consolidated Edison, Inc.		27,941
255	Constellation Energy Corporation		24,511
657	Dominion Energy, Inc.		40,149
157	DTE Energy Company		18,214
611	Duke Energy Corporation		61,057
299	Edison International		19,931
161	Entergy Corporation		18,719
184	Evergy, Inc.		10,895
275	Eversource Energy		22,787
804	Exelon Corporation		33,261
418	FirstEnergy Corporation		17,238
1,602	NextEra Energy, Inc.		135,690
328	NiSource, Inc.		9,164
176	NRG Energy, Inc.		7,471
1,326	PG&E Corporation (a)		20,818
92	Pinnacle West Capital Corporation		7,205
582	PPL Corporation		17,181
394	Public Service Enterprise Group, Inc.		23,857
249	Sempra Energy		41,381
842	Southern Company		56,953
257	WEC Energy Group, Inc.		25,479
441	Xcel Energy, Inc.		30,967
			822,256
	TOTAL COMMON STOCKS (Cost $29,367,516)		27,544,830

Contracts		Notional Amount
	PURCHASED OPTIONS (c) - 0.0% (d)
67	S&P 500 Index Put, Expiration: 12/16/2022, Exercise Price: $3,530.00	$27,336,737	11,055
	TOTAL PURCHASED OPTIONS (Cost $71,736)		11,055
Shares
	SHORT-TERM INVESTMENTS - 4.0%
1,109,800	Invesco Government & Agency Portfolio - Institutional Class, 3.73% (e)		1,109,800
	TOTAL SHORT-TERM INVESTMENTS (Cost $1,109,800)		1,109,800

	Total Investments (Cost $30,549,052) - 102.3%		28,665,685
	Liabilities in Excess of Other Assets - (2.3)%		(630,756)
	NET ASSETS - 100.0%		$28,034,929

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)	To the extent the Fund invests more heavily in particular sectors of the economy, its performance will be especially sensitive to developments that significantly affect those sectors.
(c)	Exchange traded.
(d)	Represents less than 0.05% of net assets.
(e)	Rate shown is the annualized seven-day yield as of November 30, 2022.

The Global Industry Classification Standard (GICS®) was developed by and/or is the exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Nationwide S&P 500® Risk-Managed Income ETF
Schedule of Written Options
November 30, 2022 (Unaudited)
Contracts		Security Description	Notional Amount	Value
		WRITTEN OPTIONS (a) - (2.4)%
(67)		S&P 500 Index Call, Expiration: 12/16/2022, Exercise Price: $4,040.00	$(27,336,737)	$(665,980)
		TOTAL WRITTEN OPTIONS (Premiums Received $371,230)		$(665,980)

		Percentages are stated as a percent of net assets.
	(a)	Exchange traded.

 Summary of Fair Value Disclosure at November 30, 2022 (Unaudited)

The Fund utilizes various methods to measure fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in marketplace, liquidity of markets, and other characteristics particular to security.

To the extent that the valuation is based on models or inputs that are less observable or unobservable in market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of November 30, 2022:

Nationwide S&P 500® Risk-Managed Income ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$27,544,830	$-	$-	$27,544,830
Purchased Options	-	11,055	-	11,055
Short-Term Investments	1,109,800	-	-	1,109,800
Total Investments in Securities	$28,654,630	$11,055	$-	$28,665,685

Liabilities^	Level 1	Level 2	Level 3	Total
Written Options	$-	$665,980	$-	$665,980
Total Written Options	$-	$665,980	$-	$665,980

^ See Schedule of Investments and Schedule of Written Options for further disaggregation of investment categories.
For the period ended November 30, 2022, the Fund did not recognize any transfers in to or from Level 3.